MUTUAL OF AMERICA

LIFE INSURANCE COMPANY

320 PARK AVENUE NEW YORK NY 10022-6839 212 224 1840 212 224 2518 FAX AMY LATKIN VICE PRESIDENT AND ASSOCIATE COUNSEL CORPORATE LAW

May 1, 2019

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Separate Account No. 2 (TDA/VEC Contracts) (the “Registrant”)

Registration Statement on Form N-4 (File no. 333-221999 and 811-03996)

Certification pursuant to Rule 497(j) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “33 Act”), that the form of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to
Rule 497(c) of the 33 Act would not have differed from that contained in the most recent amendment to the registration statement, filed on April 30, 2019, and that the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Amy Latkin

Amy Latkin

Vice President and

Associate General Counsel